Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred income tax expense	$ (182,000)	$ (1,187,000)	$ 11,099,000	$ (122,137,000)	$ 18,749,000
Income taxes payable			$ 524,000	$ 308,000
Income tax rate			35.00%	35.00%	35.00%
Net operating loss subject to IRC 382			$ 4,011,000
Amounts of credits available to offset income tax			$ 4,822,000
Deferred tax assets valuation expected rate			0.00%
Net operating income	86,830,000	67,254,000	$ 383,027,000	$ 278,670,000	$ 223,437,000
Potential deferred tax liability			9,041,000
Undistributed earnings of subsidiaries			25,831,000
Unrecognized tax benefits			0	0
LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense	(182,000)	(1,187,000)	11,099,000	(155,528,000)	18,885,000
Income taxes payable			524,000	308,000
Net operating loss subject to IRC 382			4,011,000
Amounts of credits available to offset income tax			$ 19,593,000
Deferred tax assets valuation expected rate			0.00%
Net operating income	$ 86,923,000	$ 67,342,000	$ 383,360,000	279,015,000	223,772,000
Potential deferred tax liability			9,041,000
Undistributed earnings of subsidiaries			25,831,000
REIT Conversion [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense				120,081,000
REIT Conversion [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense				153,472,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			201,000
State net operating loss carry forward			488,294,000
Valuation allowance for State and Local deferred tax assets			0	0
Net change in total state valuation allowance			0	(2,322,000)	(1,087,000)
State and Local Jurisdiction [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			201,000
State net operating loss carry forward			450,573,000
Valuation allowance for State and Local deferred tax assets			0	0
Net change in total state valuation allowance			0	(1,751,000)	$ (1,085,000)
U S [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards			257,839,000
U S [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards			122,078,000
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss subject to IRC 382			30,523,000
Amounts of credits available to offset income tax			155,000
Valuation allowance for State and Local deferred tax assets			13,827,000	9,000
Net change in total state valuation allowance			13,818,000
Net operating income			2,156,000
Puerto Rico [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss subject to IRC 382			30,523,000
Amounts of credits available to offset income tax			155,000
Valuation allowance for State and Local deferred tax assets			13,827,000	$ 9,000
Net change in total state valuation allowance			13,818,000
Net operating income			$ 2,156,000